Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: December 30, 2005
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 01/12/2006





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
65
Form 13F Information Table Value Total:
288,677
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers


Allied Waste            ComPar$.01 019589308   7,276    832,500      SH          DEFINED             832,500
American Natl Bankshare Com        027745108     418     18,000      SH          SOLE                 18,000
Assurant                Com        04621X108   3,322     76,390      SH          DEFINED              76,390
Atlas America           Com        049167109     602     10,000      SH          SOLE                 10,000
Baker Michael Corp      Com        057149106   8,894    348,087      SH          DEFINED             348,087
Berkley, WR             Com        084423102   1,764     37,050      SH          SOLE                 37,050
Brush Engineered        Com        117421107   4,995    314,150      SH          DEFINED             314,150
Burlington Res Inc.     Com        122014103   3,784     43,895      SH          DEFINED              43,895
Chesapeake Utilities    Com        165303108     222      7,230      SH          SOLE                  7,230
CIT Group               Com        125581108   3,154     60,912      SH          DEFINED              60,912
Columbia Bankcorp       Com        197227101     252      6,100      SH          SOLE                  6,100
Digi Intl Inc.          Com        253798102     993     94,700      SH          SOLE                 94,700
EOG Res Inc.            Com        26875P101   5,240     71,420      SH          DEFINED              71,420
Emcor Group             Com        29084Q100   6,550     96,998      SH          DEFINED              96,998
Emerson Elec Co.        Com        291011104   2,536     33,945      SH          DEFINED              33,945
Energen Corp.           Com        29265N108   6,039    166,265      SH          DEFINED             166,265
Energy Partners         Com        29270U105   1,667     76,525      SH          DEFINED              76,525
FTI Consulting          Com        302941109   9,232    336,440      SH          DEFINED             336,440
First Potomac           Com        33610F109     494     18,585      SH          DEFINED              18,585
Griffon Corp.           Com        398433102   1,290     54,180      SH          DEFINED              54,180
John Hancock Bk      SHBENINT      409735107   1,135    122,030      SH          SOLE                122,030
KMG America Corp.       Com        482563103   6,887    750,200      SH          DEFINED             750,200
NGP Capital Resources   Com        62912R107   6,854    522,000      SH          DEFINED             522,000
Nabi Biopharmac         Com        629519109     820    242,690      SH          DEFINED             242,690
OceanFirst              Com        675234108     269     11,809      SH          SOLE                 11,809
PartnerRe Holdings      Com        G6852T105   6,309     96,069      SH          DEFINED              96,069
PFF Bancorp             Com        69331W104   1,563     51,205      SH          SOLE                 51,205
PPL Corporation         Com        69351T106   7,733    263,025      SH          DEFINED             263,025
Pentair                 Com        709631105     690     20,000      SH          SOLE                 20,000
Provident Bankshares    Com        743859100     884     26,190      SH          SOLE                 26,190
Radyne Comstream        Com        750611402   5,235    359,299      SH          DEFINED             359,299
Rush Enterprises        CLA        781846209   5,724    384,705      SH          DEFINED             384,705
Rush Enterprises        CLB        781846308   2,480    172,199      SH          SOLE                172,199
SCS Transn              Com        81111T102     599     28,200      SH          SOLE                 28,200
SunTrust Bks            Com        867914103   3,228     44,371      SH          DEFINED              44,371
Suncor Energy           Com        867229106  12,463    197,420      SH          DEFINED             197,420
USI Hldgs               Com        90333H101   6,540    474,918      SH          DEFINED             474,918
United America          CLA        90933T109   8,124    442,498      SH          DEFINED             442,498
Urstadt Biddle Pptys    CLA        917286205     446     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107   7,854    412,295      SH          DEFINED             412,295
Washington Mutual       Com        939322103   3,015     69,307      SH          DEFINED              69,307
Waste Industries        Com        941057101   2,383    184,991      SH          DEFINED             184,991
Agere Sys          Note 6.5 12/1   00845VAA8   2,689  2,724,000      PRN         DEFINED           2,724,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   2,599  2,981,000      PRN         DEFINED           2,981,000
Atmel Corp.        SDCV      5/2   049513AE4   4,599  9,520,000      PRN         DEFINED           9,520,000
BEA Systems        Note 4.0 12/1   073325AD4   6,965  7,075,000      PRN         DEFINED           7,075,000
Bisys Group        Note 4.0  3/1   055472AB0  13,967 14,054,000      PRN         DEFINED          14,054,000
Brocade Commun     Note 2.0  1/0   111621AB4   4,213  4,277,000      PRN         DEFINED           4,277,000
Brooks Auto        Note 4.75 6/0   11434AAB6  16,453 17,038,000      PRN         DEFINED          17,038,000
Ciena Corp.        Note 3.75 2/0   171779AA9   8,675  9,381,000      PRN         DEFINED           9,381,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   2,937  3,020,000      PRN         SOLE              3,020,000
E Trade Group      Note 6.0  2/0   269246AB0   2,117  2,090,000      PRN         DEFINED           2,090,000
Emulex Corp.       Note 0.25 12/1  292475AD2     472    494,000      PRN         DEFINED             494,000
King Pharmac.      DBCV 2.75 11/1  495582AG3   2,040  2,097,000      PRN         DEFINED           2,097,000
Mercury Interact   Note 4.75 7/0   589405AB5  13,219 13,759,000      PRN         DEFINED          13,759,000
Mercury Interact   Note      5/0   589405AD1   2,494  2,485,000      PRN         SOLE              2,485,000
Millennium Pharm   Note 5.5  1/1   599902AB9   5,359  5,398,000      PRN         DEFINED           5,398,000
Nabi Biopharm      Note 2.875 4/1  629519AB5   2,975  4,000,000      PRN         DEFINED           4,000,000
Nektar Ther        Note 5.0  2/0   457191AF1   4,419  4,180,000      PRN         DEFINED           4,180,000
Nektar Ther        Note 3.5 10/1   457191AH7   4,186  4,280,000      PRN         DEFINED           4,280,000
Photronics         Note 4.75 12/1  719405AC6     597    602,000      PRN         SOLE                602,000
Quanta Svcs        Note 4.0  7/0   74762EAA0  12,888 13,314,000      PRN         DEFINED          13,314,000
Sepracor           SDCV 5.0  2/1   817315AL8   5,893  5,923,000      PRN         DEFINED           5,923,000
Veeco Instrs       Note 4.125 12/2 922417AB6   8,000  8,500,000      PRN         DEFINED           8,500,000
Wind River System  Note 3.75 12/1  973149AE7     962    961,000      PRN         DEFINED             961,000